Federated Intermediate Municipal Trust

(A Portfolio of Intermediate Municipal Trust)
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Supplement to the current Prospectuses

Under the section entitled, "What Do Shares Cost?" please delete the following sentences in their entirety: "For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities."

and replace them with:

"Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities."





                                                               February 17, 2006

















Cusip 458810108
Cusip 458810603

34423 (2/06)












Federated Intermediate Municipal Trust

(A Portfolio of Intermediate Municipal Trust)
--------------------------------------------------------------------------------
Supplement to the current Statement of Additional Information

1. Under the section entitled, "Determining Market Value of Securities," please delete the following bullet point in its entirety -

o for other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

and replace it with the following:

o fixed income securities, generally according to prices as furnished by an independent pricing service that are intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

2. Under the section entitled, "Determining Market Value of Securities," please delete the following bullet point in its entirety:

o for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;





                                                               February 17, 2006












Cusip 8061702B

34422 (2/06)